Jordan K. Thomsen
                                                                         Counsel
                                                                  (212) 314-5431
                                                             Fax: (212) 314-3953


                                                                 August 19, 2009


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

   Re: AXA Equitable Life Insurance Company
       Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4/A File Nos. 333-160951 and 811-07659
       CIK #0001015570

Commissioners:

On behalf of AXA Equitable Life Insurance Company ("AXA Equitable") we are filing herewith Pre-Effective Amendment No. 1 to AXA Equitable's Form N-4 Registration Statement under the Securities Act of 1933 ("1933 Act") and Amendment No. 235 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 ("1940 Act") with respect to Separate Account No. 49 ("Separate Account") of AXA Equitable.

The purpose of the Pre-effective Amendment is to update the disclosure to include the marketing name of the contracts ("Retirement Cornerstone(SM) Series") and to make general changes regarding certain contract features.

Please contact the undersigned at (212) 314-5431 or Christopher E. Palmer of Goodwin Procter LLP at (202) 346-4253 if you have any questions.



                                                          Very truly yours,

                                                          /s/ Jordan K. Thomsen
                                                          ---------------------
                                                          Jordan K. Thomsen

cc:  Sonny Oh, Esq.
     Christopher E. Palmer, Esq.